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                          MFS(R) INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000




                                        May 1, 2003

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     Re: MFS(R)/Sun Life Series Trust (the "Trust") (File Nos. 2-83616 and 811-3732)

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 32 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on April 30, 2003.

     Please call the undersigned or Karen M. Ray at (617) 954-5801 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,


                                        JAMES F. DESMARAIS
                                        James F. DesMarais
                                        Assistant General Counsel

JFD/bjn